Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2022	5.6	7.9	28.7	42.2
Additional provision in the period	0.4	—	1.8	2.2
Release of provision	—	—	(1.3)	(1.3)
Utilization of provision	(1.7)	(0.1)	(1.2)	(3.0)
Foreign exchange	(0.1)	—	0.8	0.7
Balance as of June 30, 2022	4.2	7.8	28.8	40.8

Analysis of total provisions:			June 30, 2022	December 31, 2021
Current			37.5	39.3
Non-current			3.3	2.9
Total			40.8	42.2